CONSOLIDATED INCOME STATEMENT € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 5,497,000,000	$ 4,908,000,000	$ 4,812,000,000
Cost of sales	(4,816,000,000)	(4,278,000,000)	(4,338,000,000)
Gross profit	681,000,000	630,000,000	474,000,000
Sales, general and administration expenses	(299,000,000)	(288,000,000)	(255,000,000)
Intangible amortization	(138,000,000)	(140,000,000)	(143,000,000)
Operating profit	244,000,000	202,000,000	76,000,000
Net finance (expense)/income	(240,000,000)	(192,000,000)	(147,000,000)
Profit/(loss) before tax	4,000,000	10,000,000	(71,000,000)
Income tax credit / (charge)	7,000,000	(13,000,000)	21,000,000
(Loss)/profit for the year	11,000,000	(3,000,000)	(50,000,000)
(Loss)/profit attributable to:
Equity holders	$ 11,000,000	$ (3,000,000)	$ (50,000,000)
(Loss)/earnings per share
Basic (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.02)	$ (0.05)	$ (0.12)
Diluted (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.02)	$ (0.05)	$ (0.12)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 5,497,000,000	$ 4,908,000,000	$ 4,812,000,000
Cost of sales	(4,800,000,000)	(4,262,000,000)	(4,246,000,000)
Gross profit	697,000,000	646,000,000	566,000,000
Sales, general and administration expenses	(283,000,000)	(283,000,000)	(241,000,000)
Intangible amortization	(138,000,000)	(140,000,000)	(143,000,000)
Operating profit	276,000,000	223,000,000	182,000,000
Net finance (expense)/income	(226,000,000)	(205,000,000)	(205,000,000)
Profit/(loss) before tax	50,000,000	18,000,000	(23,000,000)
Income tax credit / (charge)	(15,000,000)	(5,000,000)	7,000,000
(Loss)/profit for the year	35,000,000	13,000,000	(16,000,000)
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(16,000,000)	(16,000,000)	(92,000,000)
Gross profit	(16,000,000)	(16,000,000)	(92,000,000)
Sales, general and administration expenses	(16,000,000)	(5,000,000)	(14,000,000)
Operating profit	(32,000,000)	(21,000,000)	(106,000,000)
Net finance (expense)/income	(14,000,000)	13,000,000	58,000,000
Profit/(loss) before tax	(46,000,000)	(8,000,000)	(48,000,000)
Income tax credit / (charge)	22,000,000	(8,000,000)	14,000,000
(Loss)/profit for the year	$ (24,000,000)	$ (16,000,000)	$ (34,000,000)